Annual Total Returns - BlackRock Technology Opportunities Fund (INVESTOR C, INSTITUTIONAL, INVESTOR A and Class R Shares) [BarChart] - Investor A, C, Institutional and Class R - BlackRock Technology Opportunities Fund - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(11.31%)
Annual Return 2012	7.25%
Annual Return 2013	44.93%
Annual Return 2014	8.65%
Annual Return 2015	11.22%
Annual Return 2016	7.83%
Annual Return 2017	49.73%
Annual Return 2018	2.03%
Annual Return 2019	43.84%
Annual Return 2020	86.21%